    As filed with the Securities and Exchange Commission on August 28, 2000.

                                                               File No. 33-63731

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 12 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.  Exact name of trust: ICMG Registered Variable Life Separate Account One

B.  Name of depositor: Hartford Life and Annuity Insurance Company

C.  Complete address of depositor's principal executive offices:

                                 P.O. BOX 2999
                             HARTFORD, CT 06104-2999

D. Name and complete address of agent for service:

                            MARIANNE O'DOHERTY, ESQ.
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                             HARTFORD, CT 06104-2999

             It is proposed that this filing will become effective:

    _____   immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__   on August 28, 2000 pursuant to paragraph (b) of Rule 485
    _____   60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____   on ___________ pursuant to paragraph (a)(1) of Rule 485
    _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.  Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF FORM N-8B-2                         CAPTION IN PROSPECTUS
-----------------------                         ---------------------
          1.                           Cover Page
          2.                           Cover Page
          3.                           Not Applicable
          4.                           Statement of Additional Information --
                                       Distribution of the Policies
          5.                           About Us -- ICMG Registered Variable Life
                                       Separate Account One
          6.                           About Us -- ICMG Registered Variable Life
                                       Separate Account One
          7.                           Not required by Form S-6
          8.                           Not required by Form S-6
          9.                           Legal Proceedings
         10.                           About Us -- ICMG Registered Variable Life
                                       Separate Account One; The Funds
         11.                           About Us -- ICMG Registered Variable Life
                                       Separate Account One; The Funds
         12.                           About Us -- The Funds
         13.                           Fee Table;  Charges and Deductions
         14.                           Premiums
         15.                           Premiums
         16.                           Premiums
         17.                           Making Withdrawals From Your Policy
         18.                           About Us -- The Funds; Charges and
                                       Deductions
         19.                           Your Policy -- Contract Rights
         20.                           Not Applicable
         21.                           Loans
         22.                           Not Applicable
         23.                           Not Applicable
         24.                           Not Applicable
         25.                           About Us -- Hartford Life and Annuity
                                       Insurance Company
         26.                           Not Applicable
         27.                           About Us -- Hartford Life and Annuity
                                       Insurance Company
         28.                           Statement of Additional Information --
                                       General Information and History
         29.                           About Us -- Hartford Life and Annuity
                                       Insurance Company
         30.                           Not Applicable
         31.                           Not Applicable
         32.                           Not Applicable


ITEM NO. OF FORM N-8B-2                         CAPTION IN PROSPECTUS
-----------------------                         ---------------------
         33.                           Not Applicable
         34.                           Not Applicable
         35.                           Statement of Additional Information -
                                       Distribution of the Policies
         36.                           Not required by Form S-6
         37.                           Not Applicable
         38.                           Statement of Additional Information -
                                       Distribution of the Policies
         39.                           Statement of Additional Information -
                                       Distribution of the Policies
         40.                           Not Applicable
         41.                           Statement of Additional Information -
                                       Distribution of of the Policies
         42.                           Not Applicable
         43.                           Not Applicable
         44.                           Premiums
         45.                           Not Applicable
         46.                           Premiums; Making Withdrawals From Your
                                       Policy
         47.                           About Us -- The Funds
         48.                           Cover Page; About Us -- Hartford Life and
                                       Annuity Insurance Company
         49.                           Not Applicable
         50.                           About Us -- ICMG Registered Variable Life
                                       Separate Account One
         51.                           Not Applicable
         52.                           About Us -- The Funds
         53.                           Taxes
         54.                           Not Applicable
         55.                           Not Applicable
         56.                           Not Required by Form S-6
         57.                           Not Required by Form S-6
         58.                           Not Required by Form S-6
         59.                           Not Required by Form S-6

                                     PART A

WELLS FARGO NON-QUALIFIED SELECT-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy. Please read it carefully.

The Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  AIM V.I. Diversified Income Investment Division             AIM Variable Insurance Diversified Income Fund
  AIM V.I. Global Utilities Investment Division               AIM Variable Insurance Global Utilities Fund
  AIM V.I. Growth Investment Division                         AIM Variable Insurance Growth Fund
  AIM V.I. Growth and Income Investment Division              AIM Variable Insurance Growth and Income Fund
  AIM V.I. Telecommunications and Technology Investment       AIM Variable Insurance Telecommunications and
  Division                                                    Technology Fund
  AIM V.I. Value Investment Division                          AIM Variable Insurance Value Fund
  American Century VP Balanced Investment Division            American Century VP Balanced Fund
  American Century VP International Investment Division       American Century VP International Fund
  Dreyfus Investment Portfolio, Core Bond Investment          Dreyfus Investment Portfolio, Core Bond Portfolio
  Division
  Dreyfus Investment Portfolio, Emerging Markets Investment   Dreyfus Investment Portfolio, Emerging Markets
  Division                                                    Portfolio
  Dreyfus Variable Investment Fund, Small Cap Investment      Dreyfus Variable Investment Fund, Small Cap
  Division                                                    Portfolio
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Janus Aspen Aggressive Growth Investment Division           Service Shares of Aggressive Growth Portfolio of
                                                              the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Growth and Income Investment Division           Service Shares of the Growth and Income Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the Janus Aspen Series
  Janus Aspen High-Yield Investment Division                  Service Shares of the High-Yield Portfolio of the
                                                              Janus Aspen Series
  MFS Emerging Growth Investment Division                     MFS-Registered Trademark- Emerging Growth
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Utilities Investment Division                           MFS-Registered Trademark- Utilities Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS High Income Investment Division                         MFS-Registered Trademark- High Income Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS Global Governments Investment Division                  MFS-Registered Trademark- Global Governments
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  Variable Insurance Products Fund Asset Manager-Growth-SM-   Service Class 2 of the Asset Manager-Growth-SM-
  Investment Division                                         Portfolio of the Variable Insurance Products Fund
  Variable Insurance Products Fund Equity-Income Investment   Service Class 2 of the Equity-Income Portfolio of
  Division                                                    the Variable Insurance Products Fund
  Variable Insurance Products Fund Growth Investment          Service Class 2 of the Growth Portfolio of the
  Division                                                    Variable Insurance Products Fund
  Variable Insurance Products Fund Index 500 Investment       Service Class 2 of the Index 500 Portfolio of the
  Division                                                    Variable Insurance Products Fund
  Wells Fargo Variable Trust Asset Allocation Investment      Wells Fargo Variable Trust Asset Allocation Fund
  Division
  Wells Fargo Variable Trust Corporate Bond Investment        Wells Fargo Variable Trust Corporate Bond Fund
  Division
  Wells Fargo Variable Trust Equity Income Investment         Wells Fargo Variable Trust Equity Income Fund
  Division
  Wells Fargo Variable Trust Equity Value Investment          Wells Fargo Variable Trust Equity Value Fund
  Division
  Wells Fargo Variable Trust Growth Investment Division       Wells Fargo Variable Trust Growth Fund
  Wells Fargo Variable Trust Large Company Growth Investment  Wells Fargo Variable Trust Large Company Growth
  Division                                                    Fund
  Wells Fargo Variable Trust Money Market Investment          Wells Fargo Variable Trust Money Market Fund
  Division
  Wells Fargo Variable Trust Small Cap Growth Investment      Wells Fargo Variable Trust Small Cap Growth Fund
  Division

If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.


The Hartford, Janus and Wells Fargo prospectuses included in this Wells Fargo NON-QUALIFIED SELECT-SM- Prospectus contain information relating to all of the Funds they offer. Not all of the Funds in the Hartford, Janus and Wells Fargo prospectuses are available to you. Please review this Wells Fargo NON-QUALIFIED SELECT-SM- product prospectus for details regarding available Funds.


Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------
PROSPECTUS DATED: AUGUST 28, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
  Benefits of Your Policy                                         5
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 5
----------------------------------------------------------------------
  Risks of Your Policy                                            5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
  Deductions from Premium                                        11
----------------------------------------------------------------------
  Deductions from Investment Value                               11
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 12
----------------------------------------------------------------------
  Ownership Rights                                               12
----------------------------------------------------------------------
  Beneficiary                                                    12
----------------------------------------------------------------------
  Assignment                                                     12
----------------------------------------------------------------------
  Statements                                                     12
----------------------------------------------------------------------
  Issuance of Your Certificate                                   12
----------------------------------------------------------------------
  Right to Examine the Certificate                               12
----------------------------------------------------------------------
PREMIUMS                                                         13
----------------------------------------------------------------------
  Premium Payment Flexibility                                    13
----------------------------------------------------------------------
  Allocation of Premium Payments                                 13
----------------------------------------------------------------------
  Accumulation Units                                             13
----------------------------------------------------------------------
  Accumulation Unit Values                                       14
----------------------------------------------------------------------
  Premium Limitation                                             14
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
  Values Under the Certificate                                   14
----------------------------------------------------------------------
  Death Benefits                                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          16
----------------------------------------------------------------------
  Surrender                                                      16
----------------------------------------------------------------------
  Partial Withdrawals                                            16
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             16
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              16
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      16
----------------------------------------------------------------------
  Asset Rebalancing                                              17
----------------------------------------------------------------------
  Dollar Cost Averaging                                          17
----------------------------------------------------------------------
  Procedures for Telephone Transfers                             17
----------------------------------------------------------------------
  Processing of Transactions                                     17
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
  Loan Interest                                                  18
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Credited Interest                                              18
----------------------------------------------------------------------
  Loan Repayments                                                18
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              18
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          18
----------------------------------------------------------------------
  Lapse and Grace Period                                         18
----------------------------------------------------------------------
  Reinstatement                                                  18
----------------------------------------------------------------------
TERMINATION OF POLICY                                            19
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             19
----------------------------------------------------------------------
  Partial Withdrawals                                            19
----------------------------------------------------------------------
  Transfers of Account Value                                     19
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             19
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            19
----------------------------------------------------------------------
  Deferral of Payments                                           19
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          19
----------------------------------------------------------------------
  Modification of Policy                                         19
----------------------------------------------------------------------
  Substitution of Funds                                          19
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    20
----------------------------------------------------------------------
  Separate Account Taxes                                         20
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            20
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  20
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            20
----------------------------------------------------------------------
  Our Rights                                                     20
----------------------------------------------------------------------
  Limit on Right to Contest                                      20
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  20
----------------------------------------------------------------------
  Assignment                                                     21
----------------------------------------------------------------------
  Dividends                                                      21
----------------------------------------------------------------------
TAXES                                                            21
----------------------------------------------------------------------
  General                                                        21
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  21
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits                        21
----------------------------------------------------------------------
  Modified Endowment Contracts                                   21
----------------------------------------------------------------------
  Diversification Requirements                                   22
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                22
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        23
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 23
----------------------------------------------------------------------
  Other Tax Considerations                                       23
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  23
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                23
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        24
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              25
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 39 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage;
(2) it acts as an investment in the Investment Divisions; and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES

         CHARGE               WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
Sales Charge (1)          When you pay premium.             9% of any premium paid for
                                                            Coverage Years 1 through 7, and
                                                            7% of any premium paid in
                                                            Coverage Years 8 and later.
--------------------------------------------------------------------------------------------
Premium Tax Charge        When you pay premium.             Generally, between 0% and 4% of
                                                            any premium you pay. The
                                                            percentage we deduct will vary
                                                            by locale depending on the tax
                                                            rates in effect there.
--------------------------------------------------------------------------------------------
Deferred Acquisition      When you pay premium.             1.25% of each premium you pay.
Cost Tax Charge                                             We will adjust the charge based
                                                            on changes in the applicable tax
                                                            law.
--------------------------------------------------------------------------------------------
Transfer Fees             When you make a transfer after    $50 per transfer.
                          the 12th transfer in any
                          Coverage Year.
--------------------------------------------------------------------------------------------
Partial Withdrawal Fee    When you take a withdrawal.       $25 per partial withdrawal.


         CHARGE           CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
------------------------
Sales Charge (1)                             All
------------------------
Premium Tax Charge                           All
------------------------
Deferred Acquisition                         All
Cost Tax Charge
------------------------
Transfer Fees             Those Certificates with more than 12
                          transfers per Contract Year.
------------------------
Partial Withdrawal Fee    Those Certificates where a partial
                          withdrawal is made.

(1) The current front end sales load charged is:
  6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

         CHARGE               WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
Cost of Insurance         Monthly.                          The charge is the cost of
Charges                                                     insurance rate times the net
                                                            amount at risk. The cost of
                                                            insurance rates depend on issue
                                                            age, sex, insurance class and
                                                            substandard rating.
                                                            The monthly cost of insurance
                                                            charge ranges from $0.084 per
                                                            $1,000 to $85.527 per $1,000.
--------------------------------------------------------------------------------------------
Mortality and Expense     Daily.                            On an annual basis, .65% of the
Risk Charge                                                 value of each Investment
                                                            Division's assets.
--------------------------------------------------------------------------------------------
Administrative Charge     Monthly.                          $10 per Coverage Month.
--------------------------------------------------------------------------------------------
Rider Charges             Monthly.                          Individualized based on optional
                                                            rider selected.

         CHARGE           CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
------------------------
Cost of Insurance                            All
Charges
------------------------
Mortality and Expense                        All
Risk Charge
------------------------
Administrative Charge                        All
------------------------
Rider Charges             Only those Certificates with benefits
                          provided by rider.

The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 1999. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)


                                                                                                              TOTAL OPERATING
                                                           MANAGEMENT FEE                     OTHER         EXPENSES (AFTER ANY
                                                             (AFTER ANY                  EXPENSES (AFTER      WAIVERS AND/OR
                                                              WAIVERS)      12B-1 FEES   REIMBURSEMENTS)    REIMBURSEMENTS)(1)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                               0.60%            N/A           0.23%                0.83%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                 0.65%            N/A           0.49%                1.14%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           0.63%            N/A           0.10%                0.73%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                0.61%            N/A           0.16%                0.77%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Telecommunications and Technology Fund                1.00%            N/A           0.27%                1.27%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            0.61%            N/A           0.15%                0.76%
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                              0.90%            N/A           0.00%                0.90%
-------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                         1.34%            N/A           0.00%                1.34%
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolio, Core Bond Portfolio (2)          0.60%            N/A           0.25%                0.85%
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolio, Emerging Markets
  Portfolio (2)                                                1.25%            N/A           0.25%                1.50%
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund, Small Cap Portfolio          0.75%            N/A           0.03%                0.78%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA             0.64%            N/A           0.02%                0.66%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                            0.46%            N/A           0.02%                0.48%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                         0.63%            N/A           0.02%                0.65%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                             0.49%            N/A           0.03%                0.52%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service
  Shares (3)                                                   0.65%           0.25%          0.02%                0.92%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (3)           0.65%           0.25%          0.02%                0.92%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio -- Service
  Shares (3)                                                   0.65%           0.25%          0.40%                1.30%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service
  Shares (3)                                                   0.65%           0.25%          0.11%                1.01%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service
  Shares (3)                                                   0.65%           0.25%          0.05%                0.95%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service
  Shares (3)                                                   0.65%           0.25%          0.07%                0.97%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen High-Yield Portfolio -- Service Shares (3)         0.00%           0.25%          1.00%                1.25%
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (4)                                 0.75%            N/A           0.09%                0.84%
-------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (4)(5)                        0.75%            N/A           0.16%                0.91%
-------------------------------------------------------------------------------------------------------------------------------
MFS Utilities Series (4)                                       0.75%            N/A           0.16%                0.91%
-------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series (4)(5)                                  0.75%            N/A           0.16%                0.91%
-------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series (4)(5)                           0.75%            N/A           0.16%                0.91%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Asset Manager-Growth-SM-
  Portfolio Service Class 2 (6)(7)                             0.58%           0.25%          0.15%                0.98%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Equity-Income Portfolio
  Service Class 2 (6)(7)                                       0.48%           0.25%          0.10%                0.83%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Growth Portfolio Service
  Class 2 (6)(7)                                               0.58%           0.25%          0.10%                0.93%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Index 500 Portfolio
  Service Class 2 (6)(7)                                       0.24%           0.25%          0.11%                0.60%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Asset Allocation Fund (8)           0.42%           0.25%          0.33%                1.00%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Corporate Bond Fund (8)             0.10%           0.25%          0.55%                0.90%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Income Fund (8)              0.38%           0.25%          0.37%                1.00%
-------------------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                              TOTAL OPERATING
                                                           MANAGEMENT FEE                     OTHER         EXPENSES (AFTER ANY
                                                             (AFTER ANY                  EXPENSES (AFTER      WAIVERS AND/OR
                                                              WAIVERS)      12B-1 FEES   REIMBURSEMENTS)    REIMBURSEMENTS)(1)
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Value Fund (9)               0.00%           0.25%          0.75%                1.00%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Growth Fund (9)                     0.32%           0.25%          0.43%                1.00%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Large Company Growth Fund (9)       0.12%           0.25%          0.63%                1.00%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Money Market Fund (9)               0.10%           0.25%          0.50%                0.85%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Small Cap Growth Fund (9)           0.00%           0.25%          0.95%                1.20%
-------------------------------------------------------------------------------------------------------------------------------


(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.


(2) Other expenses: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registrations fees.


(3) All expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements. For the Janus Aspen High-Yield Portfolio expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. The fees for the Janus Aspen High-Yield Portfolio without waivers are 0.75% management fee, 0.25% 12b-1 fees, 4.17% other expenses and 5.17% total.


(4) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series.


(5) MFS has contractually agreed through at least May 1, 2001, to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:


                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                       0.75%           N/A        0.27%          1.02%
-----------------------------------------------------------------------------------------------------------
MFS High Income Series                                 0.75%           N/A        0.22%          0.97%
-----------------------------------------------------------------------------------------------------------
MFS Global Governments Series                          0.75%           N/A        0.30%          1.05%
-----------------------------------------------------------------------------------------------------------


(6) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. These reductions will continue through at least December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions Management Fees, Other Expenses and Total Operating Expenses for Variable Insurance Products Fund Asset Manager-Growth-SM-, Equity-Income Portfolio, Growth Portfolio and Index 500 Portfolio would have been as follows:


                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Asset Manager-
  Growth-SM- Portfolio Service Class 2                 0.58%          0.25%       0.15%          0.98%
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Equity-Income
  Portfolio Service Class 2                            0.48%          0.25%       0.10%          0.83%
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Growth Portfolio
  Service Class 2                                      0.58%          0.25%       0.10%          0.93%
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Index 500
  Portfolio Service Class 2                            0.24%          0.25%       0.11%          0.60%
-----------------------------------------------------------------------------------------------------------


(7) Service Class 2 expenses are based on estimated expenses for the first year.


(8) Amounts above represent expenses as of December 31, 1999 and have been adjusted for changes in contract rates that occurred during 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


ABOUT US



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                       7/1/99        AA+      Financial strength
--------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.


The Separate Account has 39 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS


AIM V.I. DIVERSIFIED INCOME FUND -- Seeks to achieve a high level of current income.


AIM V.I. GLOBAL UTILITIES FUND -- Seeks high total return.

AIM V.I. GROWTH FUND -- Seeks growth of capital.

AIM V.I. GROWTH AND INCOME FUND -- Seeks growth of capital with a secondary objective of current income.

AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND -- Seeks long-term growth of capital.

AIM V.I. VALUE FUND -- Seeks long-term growth of capital. Income is a secondary objective.

AMERICAN CENTURY VP BALANCED FUND -- Seeks long-term growth and current income by investing in equity securities, bonds and other fixed-income securities.

AMERICAN CENTURY VP INTERNATIONAL FUND -- Seeks capital growth.

DREYFUS INVESTMENT PORTFOLIO, CORE BOND PORTFOLIO -- Seeks to maximize total return through capital appreciation and current income.

DREYFUS INVESTMENT PORTFOLIO, EMERGING MARKETS PORTFOLIO -- Seeks long-term capital growth.

DREYFUS VARIABLE INVESTMENT FUND, SMALL CAP PORTFOLIO -- Seeks to maximize capital appreciation.

HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.

HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in equity securities.

HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.

HARTFORD BOND HLS FUND: CLASS IA -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc."

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.

JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth and current income.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.

JANUS ASPEN HIGH-YIELD PORTFOLIO: SERVICE SHARES -- Seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

MFS EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS UTILITIES SERIES -- Seeks capital growth and current income (income above that is available from a portfolio invested entirely in equity securities).

MFS HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS GLOBAL GOVERNMENTS SERIES -- Seeks income and capital appreciation.

VARIABLE INSURANCE PRODUCTS FUND ASSET MANAGER-GROWTH-SM- PORTFOLIO: SERVICE CLASS 2 -- Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORTFOLIO: SERVICE
CLASS 2 -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation.

VARIABLE INSURANCE PRODUCTS FUND GROWTH PORTFOLIO: SERVICE CLASS 2 -- Seeks to achieve capital appreciation.

VARIABLE INSURANCE PRODUCTS FUND INDEX 500 PORTFOLIO: SERVICE CLASS 2 -- Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500-SM-Index.

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND -- Seeks long-term total return, consistent with reasonable risk.

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND -- Seeks a high level of current income consistent with reasonable risk.

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND -- Seeks long-term capital appreciation and above-average dividend income.

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND -- Seeks long-term capital appreciation.

WELLS FARGO VARIABLE TRUST GROWTH FUND -- Seeks long-term capital appreciation.

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND -- Seeks to achieve capital appreciation.

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND -- Seeks current income, while preserving capital and liquidity.

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND -- Seeks long-term capital appreciation.

INVESTMENT ADVISERS -- The AIM Variable Insurance Funds are managed by A I M Advisors, Inc. The American Century VP Funds are managed by American Century Investment Management, Inc. The Dreyfus Investment Portfolios are managed by The Dreyfus Corporation. Hartford Capital Appreciation HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Advisers HLS Fund, Inc. and Hartford Bond HLS Fund, Inc. are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP serves as sub-investment advisor for Hartford Capital Appreciation HLS Fund, Inc. Hartford Investment Management Company serves as sub-investment advisor for Hartford Bond HLS Fund, Inc. Janus Aspen Series is managed by Janus Capital Corporation. The MFS-Registered Trademark-Variable Insurance Trust is managed by MFS Investment Management. Variable Insurance Products Fund and Variable Insurance Products Fund II are managed by Fidelity Management & Research Company. The Wells Fargo Variable Trust Funds are managed by Wells Fargo Bank, N.A. Wells Capital Management Incorporated is the sub-advisor for the Funds (except the Wells Fargo Variable Trust Asset Allocation Fund and Wells Fargo Variable Trust Large Company Growth Fund). Barclays Global Fund Advisors is the sub-advisor for the Wells Fargo Variable Trust Asset Allocation Fund. Peregrine Capital
Management, Inc. is the sub-advisor for the Wells Fargo Variable Trust Large Company Growth Fund.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------
received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of
 .30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Wells Fargo Variable Trust Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Wells Fargo Variable Trust Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

  - ten (10) calendar days after we receive the initial premium; and

  - the date we receive the final requirements to put the Certificate in force.

  We will allocate any additional premiums received prior to this later date to the Wells Fargo Variable Trust Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Wells Fargo Variable Trust Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.
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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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 -  DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face
    Amount plus the Cash Value and (b) the Variable Insurance Amount.
Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve or by telephone in accordance with established procedures. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Wells Fargo Variable Trust Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election, either in writing or by telephone, subject to the telephone transfer procedures described in this Prospectus.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Wells Fargo Variable Trust Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCEDURES FOR TELEPHONE TRANSFERS

You may make telephone transfers in two ways. You may directly contact a customer service representative. You may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. If you intend to conduct telephone transfers through the VRU, you will be asked to complete a Telephone Authorization Form.

We will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all owners who request VRU access. The PIN is selected by and known only to you. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by us through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. We are not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LOANS

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate

Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment contract are treated first as income, then as a recovery

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment contract, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment contract rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.

All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment contract for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Wells Fargo Variable Trust Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
WELLS FARGO NON-QUALIFIED SELECT-SM-

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

DATE OF PROSPECTUS: AUGUST 28, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: AUGUST 28, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
                                                                ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           5
----------------------------------------------------------------------
EXPERTS                                                            5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS                                     8
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Officer (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford Life,
                                                       Inc.; Director, Finance (1995-1997), Value Health, Inc.;
                                                       Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                       Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lynda Godkin           Senior Vice President, 1997     Associate General Counsel (1995-1996); Assistant General
                       General Counsel, 1996           Counsel and Secretary (1994-1995), Hartford; Director
                       Corporate Secretary, 1996       (1997-Present); Senior Vice President (1997-Present);
                       Director, 1997*                 General Counsel (1996-Present); Corporate Secretary
                                                       (1995-Present); Associate General Counsel (1995-1996);
                                                       Assistant General Counsel and Secretary (1994-1995);
                                                       Counsel (1990-1994), Hartford Life and Accident Insurance
                                                       Company; Senior Vice President (1997-Present); General
                                                       Counsel (1996-Present); Corporate Secretary
                                                       (1995-Present); Director (1997-Present); Associate General
                                                       Counsel (1995-1996); Assistant General Counsel and
                                                       Secretary (1994-1995); Counsel (1990-1994), Hartford Life
                                                       Insurance Company; Vice President and General Counsel
                                                       (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford Life,
                                                       Inc.

David M. Znamierowski  Senior Vice President & Chief   Vice President (1997); Senior Vice President (1997);
                       Investment Officer, 1997        Director, Risk Management Strategy (1996); Director
                       Director, 1998                  (1998), Hartford; Director (1998-Present); Senior Vice
                                                       President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.

 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 12% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid.

Broker-dealers or financial institutions are compensated according to a schedule set forth HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 Lynda Godkin               Senior Vice President, General
                            Counsel and Corporate Secretary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Thomas M. Marra            President, Director
--------------------------------------------------------------------
 Donald R. Salama           Vice President
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer, Director
--------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.93%. The 0.93% figure is based on an average of the current management fees and expenses of the available Portfolios. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.93%, will vary from year to year, and will depend on how the Cash Value is allocated.


As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,139       5,139    255,156      3,950       3,950    254,049
     2           12,915       10,113      10,113    260,143      7,759       7,759    257,869
     3           19,861       14,956      14,956    264,997     11,419      11,419    261,542
     4           27,154       19,688      19,688    269,738     14,928      14,928    265,063
     5           34,812       24,324      24,324    274,382     18,275      18,275    268,424
     6           42,853       28,859      28,859    278,926     21,456      21,456    271,618
     7           51,296       33,304      33,304    283,378     24,448      24,448    274,627
     8           60,161       37,777      37,777    287,859     27,357      27,357    277,552
     9           69,469       42,149      42,149    292,239     30,042      30,042    280,256
    10           79,242       46,413      46,413    296,512     32,481      32,481    282,715
    11           89,504       50,593      50,593    300,699     34,661      34,661    284,917
    12          100,279       54,633      54,633    304,751     36,567      36,567    286,845
    13          111,593       58,523      58,523    308,654     38,190      38,190    288,492
    14          123,473       62,260      62,260    312,403     39,518      39,518    289,844
    15          135,947       65,843      65,843    315,998     40,532      40,532    290,885
    16          149,044       68,989      68,989    319,181     41,206      41,206    291,586
    17          162,796       71,929      71,929    322,138     41,504      41,504    291,915
    18          177,236       74,678      74,678    324,903     41,383      41,383    291,829
    19          192,398       77,210      77,210    327,453     40,793      40,793    291,278
    20          208,318       79,507      79,507    329,769     39,685      39,685    290,213

    25          300,684       87,713      87,713    338,068     25,018      25,018    275,808
    30          418,569       89,497      89,497    339,969          0           0          0
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.07% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,456       5,456    255,446      4,225       4,225    254,303
     2           12,915       11,065      11,065    261,042      8,553       8,553    258,623
     3           19,861       16,869      16,869    266,829     12,983      12,983    263,044
     4           27,154       22,895      22,895    272,836     17,513      17,513    267,566
     5           34,812       29,167      29,167    279,088     22,136      22,136    272,180
     6           42,853       35,692      35,692    285,591     26,847      26,847    276,884
     7           51,296       42,489      42,489    292,365     31,629      31,629    281,660
     8           60,161       49,698      49,698    299,549     36,591      36,591    286,617
     9           69,469       57,200      57,200    307,026     41,595      41,595    291,617
    10           79,242       65,001      65,001    314,802     46,614      46,614    296,635
    11           89,504       73,160      73,160    322,930     51,636      51,636    301,657
    12          100,279       81,617      81,617    331,362     56,638      56,638    306,661
    13          111,593       90,375      90,375    340,094     61,610      61,610    311,635
    14          123,473       99,443      99,443    349,136     66,532      66,532    316,561
    15          135,947      108,834     108,834    358,499     71,380      71,380    321,416
    16          149,044      118,340     118,340    367,995     76,118      76,118    326,163
    17          162,796      128,139     128,139    377,769     80,700      80,700    330,758
    18          177,236      138,258     138,258    387,861     85,069      85,069    335,146
    19          192,398      148,685     148,685    398,262     89,158      89,158    339,259
    20          208,318      159,416     159,416    408,967     92,898      92,898    343,028

    25          300,684      218,348     218,348    467,748    104,017     104,017    354,382
    30          418,569      286,517     286,517    535,755     92,603      92,603    343,489
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.07% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,773       5,773     255,735     4,500       4,500    254,557
     2           12,915       12,055      12,055     261,973     9,383       9,383    259,406
     3           19,861       18,938      18,938     268,804    14,681      14,681    264,668
     4           27,154       26,504      26,504     276,310    20,434      20,434    270,382
     5           34,812       34,839      34,839     284,578    26,678      26,678    276,583
     6           42,853       44,021      44,021     293,686    33,456      33,456    283,314
     7           51,296       54,149      54,149     303,731    40,803      40,803    290,611
     8           60,161       65,456      65,456     314,946    48,892      48,892    298,646
     9           69,469       77,924      77,924     327,313    57,646      57,646    307,342
    10           79,242       91,668      91,668     340,946    67,110      67,110    316,744
    11           89,504      106,903     106,903     356,050    77,344      77,344    326,911
    12          100,279      123,685     123,685     372,697    88,409      88,409    337,903
    13          111,593      142,170     142,170     391,033   100,382     100,382    349,797
    14          123,473      162,536     162,536     411,234   113,341     113,341    362,670
    15          135,947      184,982     184,982     433,499   127,371     127,371    376,607
    16          149,044      209,638     209,638     457,961   142,552     142,552    391,687
    17          162,796      236,811     236,811     484,914   158,964     158,964    407,992
    18          177,236      266,791     266,791     514,649   176,691     176,691    425,604
    19          192,398      299,857     299,857     547,446   195,811     195,811    444,602
    20          208,318      336,327     336,327     583,618   216,417     216,417    465,079

    25          300,684      583,772     583,772     864,231   346,047     346,047    593,893
    30          418,569      985,520     985,520   1,327,673   532,468     532,468    779,217
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.93% NET)



                                   CURRENT CHARGES*              GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST    CASH    SURRENDER    DEATH      CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1           14,807      12,338     12,338    262,362    10,969     10,969    261,076
     2           30,355      24,418     24,418    274,464    21,707     21,707    271,832
     3           46,680      36,278     36,278    286,342    32,208     32,208    282,353
     4           63,821      47,937     47,937    298,017    42,471     42,471    292,636
     5           81,819      59,411     59,411    309,507    52,486     52,486    302,672
     6          100,717      70,698     70,698    320,809    62,250     62,250    312,456
     7          120,560      81,807     81,807    331,933    71,742     71,742    321,971
     8          126,588      80,212     80,212    330,339    68,732     68,732    318,972
     9          132,917      78,593     78,593    328,722    65,574     65,574    315,825
    10          139,563      76,943     76,943    327,074    62,244     62,244    312,510
    11          146,541      75,309     75,309    325,439    58,729     58,729    309,010
    12          153,868      73,603     73,603    323,739    55,011     55,011    305,309
    13          161,561      71,815     71,815    321,958    51,084     51,084    301,399
    14          169,639      69,940     69,940    320,091    46,931     46,931    297,265
    15          178,121      67,977     67,977    318,135    42,535     42,535    292,889
    16          187,027      65,639     65,639    315,828    37,866     37,866    288,243
    17          196,378      63,150     63,150    313,351    32,890     32,890    283,293
    18          206,197      60,525     60,525    310,738    27,562     27,562    277,994
    19          216,507      57,739     57,739    307,965    21,831     21,831    272,295
    20          227,332      54,773     54,773    305,014    15,646     15,646    266,149

    25          290,140      37,458     37,458    287,770         0          0          0
    30          370,300      14,998     14,998    265,406         0          0          0
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.07% NET)



                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
  POLICY    AT 5% INTEREST    CASH     SURRENDER    DEATH      CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1           14,807       13,091     13,091    263,052     11,669     11,669    261,719
     2           30,355       26,693     26,693    276,611     23,792     23,792    273,803
     3           46,680       40,867     40,867    290,736     36,382     36,382    286,354
     4           63,821       55,657     55,657    305,473     49,457     49,457    299,387
     5           81,819       71,105     71,105    320,865     63,027     63,027    312,915
     6          100,717       87,237     87,237    336,939     77,106     77,106    326,951
     7          120,560      104,094    104,094    353,734     91,697     91,697    341,498
     8          126,588      108,420    108,420    358,047     93,847     93,847    343,654
     9          132,917      112,905    112,905    362,518     95,906     95,906    345,721
    10          139,563      117,546    117,546    367,146     97,844     97,844    347,669
    11          146,541      122,446    122,446    372,024     99,638     99,638    349,475
    12          153,868      127,488    127,488    377,054    101,261    101,261    351,113
    13          161,561      132,667    132,667    382,221    102,695    102,695    352,563
    14          169,639      137,983    137,983    387,525    103,913    103,913    353,799
    15          178,121      143,441    143,441    392,972    104,882    104,882    354,790
    16          187,027      148,873    148,873    398,405    105,559    105,559    355,491
    17          196,378      154,394    154,394    403,919    105,889    105,889    355,851
    18          206,197      160,023    160,023    409,539    105,806    105,806    355,803
    19          216,507      165,738    165,738    415,246    105,233    105,233    355,272
    20          227,332      171,521    171,521    421,023    104,092    104,092    354,179

    25          290,140      201,778    201,778    451,244     87,128     87,128    337,558
    30          370,300      233,399    233,399    482,852     40,347     40,347    291,434
--------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.07% NET)



                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
  POLICY    AT 5% INTEREST    CASH     SURRENDER    DEATH      CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1           14,807        13,843    13,843     263,738    12,369     12,369     262,359
     2           30,355        29,059    29,059     278,833    25,961     25,961     275,845
     3           46,680        45,829    45,829     295,468    40,900     40,900     290,666
     4           63,821        64,337    64,337     313,825    57,324     57,324     306,961
     5           81,819        84,785    84,785     334,103    75,378     75,378     324,873
     6          100,717       107,374   107,374     356,505    95,229     95,229     344,567
     7          120,560       132,340   132,340     381,264   117,045    117,045     366,211
     8          126,588       145,890   145,890     394,703   127,320    127,320     376,413
     9          132,917       160,841   160,841     409,532   138,494    138,494     387,509
    10          139,563       177,334   177,334     425,890   150,637    150,637     399,567
    11          146,541       195,699   195,699     444,091   163,836    163,836     412,674
    12          153,868       215,950   215,950     464,177   178,183    178,183     426,921
    13          161,561       238,278   238,278     486,324   193,789    193,789     442,417
    14          169,639       262,902   262,902     510,748   210,770    210,770     459,278
    15          178,121       290,064   290,064     541,021   229,252    229,252     477,629
    16          187,027       320,051   320,051     581,934   249,361    249,361     497,596
    17          196,378       353,049   353,049     626,077   271,230    271,230     519,311
    18          206,197       389,385   389,385     673,784   294,995    294,995     542,911
    19          216,507       429,373   429,373     725,378   320,801    320,801     568,539
    20          227,332       473,365   473,365     781,212   348,809    348,809     596,355

    25          290,140       769,893   769,893   1,139,770   528,914    528,914     783,921
    30          370,300     1,250,686  1,250,686  1,684,899   793,057    793,057   1,069,897
--------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,142       5,142    250,000      3,971       3,971    250,000
     2           12,915       10,125      10,125    250,000      7,820       7,820    250,000
     3           19,861       14,986      14,986    250,000     11,544      11,544    250,000
     4           27,154       19,746      19,746    250,000     15,143      15,143    250,000
     5           34,812       24,419      24,419    250,000     18,607      18,607    250,000
     6           42,853       29,004      29,004    250,000     21,935      21,935    250,000
     7           51,296       33,509      33,509    250,000     25,111      25,111    250,000
     8           60,161       38,055      38,055    250,000     28,244      28,244    250,000
     9           69,469       42,516      42,516    250,000     31,197      31,197    250,000
    10           79,242       46,887      46,887    250,000     33,956      33,956    250,000
    11           89,504       51,200      51,200    250,000     36,511      36,511    250,000
    12          100,279       55,404      55,404    250,000     38,853      38,853    250,000
    13          111,593       59,493      59,493    250,000     40,976      40,976    250,000
    14          123,473       63,467      63,467    250,000     42,870      42,870    250,000
    15          135,947       67,330      67,330    250,000     44,524      44,524    250,000
    16          149,044       70,916      70,916    250,000     45,913      45,913    250,000
    17          162,796       74,365      74,365    250,000     47,009      47,009    250,000
    18          177,236       77,693      77,693    250,000     47,776      47,776    250,000
    19          192,398       80,884      80,884    250,000     48,167      48,167    250,000
    20          208,318       83,932      83,932    250,000     48,139      48,139    250,000

    25          300,684       97,284      97,284    250,000     40,071      40,071    250,000
    30          418,569      107,153     107,153    250,000     10,047      10,047    250,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.07% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,459       5,459    250,000      4,247       4,247    250,000
     2           12,915       11,078      11,078    250,000      8,622       8,622    250,000
     3           19,861       16,904      16,904    250,000     13,128      13,128    250,000
     4           27,154       22,964      22,964    250,000     17,770      17,770    250,000
     5           34,812       29,285      29,285    250,000     22,549      22,549    250,000
     6           42,853       35,877      35,877    250,000     27,470      27,470    250,000
     7           51,296       42,763      42,763    250,000     32,524      32,524    250,000
     8           60,161       50,084      50,084    250,000     37,837      37,837    250,000
     9           69,469       57,729      57,729    250,000     43,284      43,284    250,000
    10           79,242       65,712      65,712    250,000     48,859      48,859    250,000
    11           89,504       74,105      74,105    250,000     54,569      54,569    250,000
    12          100,279       82,862      82,862    250,000     60,416      60,416    250,000
    13          111,593       92,000      92,000    250,000     66,411      66,411    250,000
    14          123,473      101,544     101,544    250,000     72,565      72,565    250,000
    15          135,947      111,522     111,522    250,000     78,885      78,885    250,000
    16          149,044      121,940     121,940    250,000     85,375      85,375    250,000
    17          162,796      132,859     132,859    250,000     92,039      92,039    250,000
    18          177,236      144,328     144,328    250,900     98,878      98,878    250,000
    19          192,398      156,272     156,272    265,229    105,894     105,894    250,000
    20          208,318      168,695     168,695    279,694    113,095     113,095    250,000

    25          300,684      238,959     238,959    355,401    152,852     152,852    250,000
    30          418,569      325,145     325,145    440,060    201,273     201,273    272,793
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.07% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300         5,776      5,776     250,000     4,523       4,523    250,000
     2           12,915        12,070     12,070     250,000     9,458       9,458    250,000
     3           19,861        18,978     18,978     250,000    14,847      14,847    250,000
     4           27,154        26,585     26,585     250,000    20,741      20,741    250,000
     5           34,812        34,983     34,983     250,000    27,190      27,190    250,000
     6           42,853        44,257     44,257     250,000    34,258      34,258    250,000
     7           51,296        54,511     54,511     250,000    42,002      42,002    250,000
     8           60,161        65,988     65,988     250,000    50,629      50,629    250,000
     9           69,469        78,684     78,684     250,000    60,101      60,101    250,000
    10           79,242        92,729     92,729     250,000    70,511      70,511    250,000
    11           89,504       108,371    108,371     250,000    81,977      81,977    250,000
    12          100,279       125,695    125,695     253,665    94,634      94,634    250,000
    13          111,593       144,809    144,809     284,549   108,644     108,644    250,000
    14          123,473       165,873    165,873     317,492   124,191     124,191    250,000
    15          135,947       189,086    189,086     352,678   141,392     141,392    263,944
    16          149,044       214,704    214,704     390,385   160,112     160,112    291,382
    17          162,796       242,909    242,909     430,761   180,470     180,470    320,322
    18          177,236       273,979    273,979     474,087   202,584     202,584    350,871
    19          192,398       308,184    308,184     520,643   226,580     226,580    383,146
    20          208,318       345,828    345,828     570,733   252,591     252,591    417,268

    25          300,684       599,669    599,669     887,765   418,612     418,612    620,439
    30          418,569     1,011,352   1,011,352  1,362,473   662,048     662,048    893,155
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       12,345      12,345    250,000     11,022      11,022    250,000
     2           30,355       24,448      24,448    250,000     21,869      21,869    250,000
     3           46,680       36,351      36,351    250,000     32,544      32,544    250,000
     4           63,821       48,077      48,077    250,000     43,053      43,053    250,000
     5           81,819       59,642      59,642    250,000     53,397      53,397    250,000
     6          100,717       71,048      71,048    250,000     63,579      63,579    250,000
     7          120,560       82,305      82,305    250,000     73,596      73,596    250,000
     8          126,588       80,864      80,864    250,000     71,135      71,135    250,000
     9          132,917       79,409      79,409    250,000     68,550      68,550    250,000
    10          139,563       77,934      77,934    250,000     65,820      65,820    250,000
    11          146,541       76,495      76,495    250,000     62,930      62,930    250,000
    12          153,868       75,005      75,005    250,000     59,858      59,858    250,000
    13          161,561       73,457      73,457    250,000     56,592      56,592    250,000
    14          169,639       71,845      71,845    250,000     53,110      53,110    250,000
    15          178,121       70,167      70,167    250,000     49,389      49,389    250,000
    16          187,027       68,243      68,243    250,000     45,391      45,391    250,000
    17          196,378       66,199      66,199    250,000     41,074      41,074    250,000
    18          206,197       64,042      64,042    250,000     36,381      36,381    250,000
    19          216,507       61,749      61,749    250,000     31,245      31,245    250,000
    20          227,332       59,302      59,302    250,000     25,595      25,595    250,000

    25          290,140       44,716      44,716    250,000          0           0          0
    30          370,300       24,690      24,690    250,000          0           0          0
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.07% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       13,098      13,098    250,000     11,725      11,725    250,000
     2           30,355       26,726      26,726    250,000     23,971      23,971    250,000
     3           46,680       40,951      40,951    250,000     36,768      36,768    250,000
     4           63,821       55,823      55,823    250,000     50,152      50,152    250,000
     5           81,819       71,389      71,389    250,000     64,156      64,156    250,000
     6          100,717       87,686      87,686    250,000     78,822      78,822    250,000
     7          120,560      104,757     104,757    250,000     94,185      94,185    250,000
     8          126,588      109,332     109,332    250,000     97,232      97,232    250,000
     9          132,917      114,106     114,106    251,292    100,331     100,331    250,000
    10          139,563      119,079     119,079    255,002    103,474     103,474    250,000
    11          146,541      124,368     124,368    259,074    106,659     106,659    250,000
    12          153,868      129,865     129,865    263,296    109,884     109,884    250,000
    13          161,561      135,574     135,574    267,639    113,152     113,152    250,000
    14          169,639      141,505     141,505    272,105    116,461     116,461    250,000
    15          178,121      147,667     147,667    276,702    119,812     119,812    250,000
    16          187,027      154,100     154,100    281,493    123,197     123,197    250,000
    17          196,378      160,773     160,773    286,428    126,608     126,608    250,000
    18          206,197      167,707     167,707    291,542    130,033     130,033    250,000
    19          216,507      174,904     174,904    296,851    133,456     133,456    250,000
    20          227,332      182,371     182,371    302,369    136,865     136,865    250,000

    25          290,140      224,477     224,477    333,862    153,483     153,483    250,000
    30          370,300      275,999     275,999    373,545    168,125     168,125    250,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.07% NET)



                                   CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     -----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                              CASH
  POLICY    AT 5% INTEREST    CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE       VALUE     BENEFIT
---------------------------------------------------------------------------------------------
     1           14,807        13,851    13,851     250,000    12,428      12,428     250,000
     2           30,355        29,094    29,094     250,000    26,158      26,158     250,000
     3           46,680        45,924    45,924     250,000    41,341      41,341     250,000
     4           63,821        64,533    64,533     250,000    58,149      58,149     250,000
     5           81,819        85,134    85,134     250,000    76,771      76,771     250,000
     6          100,717       107,942   107,942     258,016    97,428      97,428     250,000
     7          120,560       133,119   133,119     309,029   120,197     120,197     279,202
     8          126,588       146,896   146,896     331,306   131,540     131,540     296,861
     9          132,917       162,090   162,090     355,318   143,905     143,905     315,663
    10          139,563       178,843   178,843     381,217   157,373     157,373     335,682
    11          146,541       197,488   197,488     409,491   172,035     172,035     356,996
    12          153,868       218,033   218,033     440,010   187,990     187,990     379,688
    13          161,561       240,662   240,662     472,900   205,351     205,351     403,846
    14          169,639       265,585   265,585     508,347   224,238     224,238     429,564
    15          178,121       293,036   293,036     546,563   244,779     244,779     456,943
    16          187,027       323,331   323,331     587,897   267,102     267,102     486,089
    17          196,378       356,667   356,667     632,493   291,344     291,344     517,117
    18          206,197       393,376   393,376     680,690   317,641     317,641     550,147
    19          216,507       433,774   433,774     732,814   346,132     346,132     585,308
    20          227,332       478,219   478,219     789,222   376,971     376,971     622,738

    25          290,140       777,791   777,791   1,151,462   573,092     573,092     849,399
    30          370,300     1,263,519  1,263,519  1,702,187   859,360     859,360   1,159,346
---------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

The following prospectus contains information relating to all of the funds offered by Wells Fargo Variable Trust Funds. Not all the funds in the Wells Fargo Variable Trust Funds prospectus are available to Wells Fargo Non Qualified Select-SM- Policy owners. Please review the Wells Fargo Non Qualified Select-SM-product prospectus for details regarding available Funds (see "The Funds").

The following prospectus contains information relating to all of the funds offered by Janus Aspen Series. Not all the funds in the Janus Aspen Series prospectus are available to Wells Fargo Non Qualified Select-SM- Policy owners. Please review the Wells Fargo Non Qualified Select-SM- product prospectus for details regarding available Funds (see "The Funds").

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

 December 31, 1999                   Hartford          Hartford Capital    Fidelity VIP
                                     Bond              Appreciation        Fund
                                     Investment        Investment          Equity-Income
                                     Division          Division            Investment
                                                                           Division
 -----------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE HARTFORD HLS
 MUTUAL FUNDS:
 -----------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 1,113,527
  Cost $1,170,274
  ........................................................................................
    Market Value                       $1,106,692         $       --         $       --
 -----------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 157,392
  Cost $776,862
  ........................................................................................
    Market Value                               --         $  959,365
 -----------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 EQUITY-INCOME PORTFOLIO
  Shares 78,318
  Cost $1,916,064
  ........................................................................................
    Market Value                               --                 --          2,013,550
 -----------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                 1,038            107,050             51,314
  ........................................................................................
 Receivable from fund shares sold              --                 --                 --
  ........................................................................................
 Total assets                           1,107,730          1,066,415          2,064,864
  ........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                    --                 --                 --
  ........................................................................................
 Payable for fund shares purchased          3,266              9,478              5,391
  ........................................................................................
 Total liabilities                          3,266              9,478              5,391
 -----------------------------------------------------------------------------------------
 NET ASSETS                            $1,104,464         $1,056,937         $2,059,473
 -----------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
  ........................................................................................
 Units owned by participants               94,558             53,952            136,314
  ........................................................................................
 Unit price                            $    11.56         $    19.23         $    15.00
  ........................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company                 1,000              1,000                988
  ........................................................................................
 Unit price                            $    11.56         $    19.23         $    15.00
 -----------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

 For the Period Ended December 31,   Hartford          Hartford Capital    Fidelity VIP
 1999                                Bond              Appreciation        Fund
                                     Investment        Investment          Equity-Income
                                     Division          Division            Investment
                                                                           Division
 -----------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                             $ 59,863           $  2,741           $ 19,532
  ........................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                          (5,950)            (3,971)           (10,540)
  ........................................................................................
  Net investment income (loss)            53,913             (1,230)             8,992
  ........................................................................................
  Capital gains income                     5,853             19,061             43,177
  ........................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................
  Net realized (loss) gain on
    security transactions                 (7,751)             2,164              2,644
  ........................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    (74,990)           157,434             14,549
  ........................................................................................
  Net (loss) gain on investments         (82,741)           159,598             17,193
 -----------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           $(22,975)          $177,429           $ 69,362
 -----------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

 For the Period Ended December 31,   Hartford          Hartford Capital    Fidelity VIP
 1999                                Bond              Appreciation        Fund
                                     Investment        Investment          Equity-Income
                                     Division          Division            Investment
                                                                           Division
 -----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $   53,913         $   (1,230)        $    8,992
  ........................................................................................
  Capital gains income                      5,853             19,061             43,177
  ........................................................................................
  Net realized (loss) gain on
    security transactions                  (7,751)             2,164              2,644
  ........................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                     (74,990)           157,434             14,549
  ........................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                            (22,975)           177,429             69,362
  ........................................................................................
 UNIT TRANSACTIONS:
  Purchases                               283,754            462,253            685,496
  ........................................................................................
  Net transfers                            (9,776)               403            (29,136)
  ........................................................................................
  Surrenders, including death
    benefits                               (3,186)           (19,980)           (19,312)
  ........................................................................................
  Cost of insurance and other fees         (5,227)           (11,882)           (46,257)
  ........................................................................................
  Other activity                            4,282             62,154              3,532
  ........................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          269,847            492,948            594,323
  ........................................................................................
  Net increase (decrease) in net
    assets                                246,872            670,377            663,685
  ........................................................................................
 NET ASSETS:
  Beginning of period                     857,592            386,560          1,395,788
 -----------------------------------------------------------------------------------------
  END OF PERIOD                        $1,104,464         $1,056,937         $2,059,473
 -----------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

 For the Period Ended December 31,   Hartford          Hartford Capital    Fidelity VIP
 1998                                Bond              Appreciation        Fund
                                     Investment        Investment          Equity-Income
                                     Division          Division            Investment
                                                                           Division
 -----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income                 $ 36,498           $ 11,347          $   26,489
  ........................................................................................
  Net realized (loss) gain on
    security transactions                   (761)            31,050              41,758
  ........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                      9,876             14,591              52,334
  ........................................................................................
  Net increase in net assets
    resulting from operations             45,613             56,988             120,581
  ........................................................................................
 UNIT TRANSACTIONS:
  Purchases                              552,435            203,278             933,346
  ........................................................................................
  Net transfers                              183              4,815            (117,771)
  ........................................................................................
  Surrenders, including death
    benefits                                (162)              (551)            (18,115)
  ........................................................................................
  Cost of insurance and other fees        (3,098)            (8,638)            (28,676)
  ........................................................................................
  Other activity                           1,303            (12,761)             11,411
  ........................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         550,661            186,143             780,195
  ........................................................................................
  Net increase in net assets             596,274            243,131             900,776
  ........................................................................................
 NET ASSETS:
  Beginning of period                    261,318            143,429             495,012
 -----------------------------------------------------------------------------------------
  END OF PERIOD                         $857,592           $386,560          $1,395,788
 -----------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Unaudited)


STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

 June 30, 2000                      Hartford           Hartford           Hartford Capital   Fidelity VIP
                                    Bond               Stock              Appreciation       Fund
                                    Investment         Investment         Investment         Equity-Income
                                    Division           Division           Division           Investment
                                                                                             Division
 ------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE HARTFORD HLS
 MUTUAL FUNDS:
 ------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 1,190,540
  Cost $1,248,485
  ...........................................................................................................
    Market Value                       $1,234,532           $   --           $       --         $       --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC --
 CLASS IA
  Shares 105
  Cost $742
  ...........................................................................................................
    Market Value                               --              662                   --                 --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 88,004
  Cost $1,524,469
  ...........................................................................................................
    Market Value                               --               --            1,618,610                 --
 ------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUND:
 ------------------------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 87,915
  Cost $2,123,339
  ...........................................................................................................
    Market Value                               --               --                   --         $2,014,131
 ------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                    --               --               97,391             42,207
  ...........................................................................................................
 Receivable from fund shares sold          32,763               --                8,754              1,089
  ...........................................................................................................
 Total assets                           1,267,295              662            1,724,755          2,057,427
  ...........................................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                36,547               --                   --                 --
  ...........................................................................................................
 Payable for fund shares purchased             --               --                   --                 --
  ...........................................................................................................
 Total liabilities                         36,547               --                   --                 --
 ------------------------------------------------------------------------------------------------------------
 NET ASSETS                            $1,230,748           $  662           $1,724,755         $2,057,427
 ------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 ------------------------------------------------------------------------------------------------------------
 Units owned by participants              100,925               65               78,805            140,385
  ...........................................................................................................
 Unit price                            $    12.08           $10.20           $    21.61         $    14.55
  ...........................................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company                 1,000               --                1,000              1,000
  ...........................................................................................................
 Unit price                            $    12.08           $10.20           $    21.61         $    14.55
 ------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Unaudited)


STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
--------------------------------------------------------------------------------

 June 30, 2000                      Janus Aspen        Janus Aspen        Janus Aspen        Janus Aspen        Janus Aspen
                                    Aggressive         Balanced           Flexible Income    International      Worldwide Growth
                                    Growth             Investment         Investment         Growth             Investment
                                    Investment         Division           Division           Investment         Division
                                    Division                                                 Division
 -------------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE JANUS ASPEN
 SERIES:
 -------------------------------------------------------------------------------------------------------------------------------
 AGGRESSIVE GROWTH PORTFOLIO
  Shares 3,853
  Cost $227,960
  ..............................................................................................................................
    Market Value                        $213,404           $    --             $   --            $    --            $     --
 -------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 1,928
  Cost $54,088
  ..............................................................................................................................
    Market Value                              --            51,470                 --                 --                  --
 -------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO
  Shares 167
  Cost $1,916
  ..............................................................................................................................
    Market Value                              --                --              1,878                 --                  --
 -------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL GROWTH PORTFOLIO               --                --                 --                 --                  --
  Shares 830
  Cost $33,304
  ..............................................................................................................................
    Market Value                              --                --                 --             32,651                  --
 -------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO
  Shares 2,238
  Cost $109,876
  ..............................................................................................................................
    Market Value                              --                --                 --                 --            $106,889
 -------------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                   --               982                 --                 --                 134
  ..............................................................................................................................
 Receivable from fund shares sold             --                --                 --                 --                  --
  ..............................................................................................................................
 Total assets                            213,404            52,452              1,878             32,651             107,023
  ..............................................................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                   11                --                 --                  3                  --
  ..............................................................................................................................
 Payable for fund shares purchased            --               984                 --                 --                 139
  ..............................................................................................................................
 Total liabilities                            11               984                 --                  3                 139
 -------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                             $213,393           $51,468             $1,878            $32,648            $106,884
 -------------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 -------------------------------------------------------------------------------------------------------------------------------
 Units owned by participants              16,791             4,791                184              2,903               9,429
  ..............................................................................................................................
 Unit price                             $  12.71           $ 10.74             $10.22            $ 11.25            $  11.34
 -------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


(Unaudited)


STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
--------------------------------------------------------------------------------

 June 30, 2000                      MFS                MFS                MFS
                                    Capital            Emerging           High
                                    Opportunities      Growth             Income
                                    Investment         Investment         Investment
                                    Division           Division           Division
 -----------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN MFS VARIABLE
 INSURANCE TRUST:
 -----------------------------------------------------------------------------------------
 CAPITAL OPPORTUNITIES PORTFOLIO
  Shares 895
  Cost $19,573
  ........................................................................................
    Market Value                         19,322            $    --             $   --
 -----------------------------------------------------------------------------------------
 EMERGING GROWTH PORTFOLIO
  Shares 1,273
  Cost $44,443
  ........................................................................................
    Market Value                             --             44,629                 --
 -----------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 179
  Cost $1,896
  ........................................................................................
    Market Value                             --                 --              1,896
 -----------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                 140                 --                 --
  ........................................................................................
 Receivable from fund shares sold            --                 --                 --
  ........................................................................................
 Total assets                            19,462             44,629              1,896
  ........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                  --                  1                 --
  ........................................................................................
 Payable for fund shares purchased          140                 --                 --
  ........................................................................................
 Total liabilities                          140                  1                 --
 -----------------------------------------------------------------------------------------
 NET ASSETS                             $19,322            $44,628             $1,896
 -----------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 -----------------------------------------------------------------------------------------
 Units owned by participants              1,752              3,917                187
  ........................................................................................
 Unit price                             $ 11.03            $ 11.39             $10.16
 -----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

For the Period Ended                                          Hartford           Hartford           Hartford Capital
June 30, 2000                                                 Bond               Stock              Appreciation
                                                              Investment         Investment         Investment
                                                              Division           Division           Division
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                        $ 5,772              $  0            $     661
 ...................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                           (3,815)               --               (4,519)
 ...................................................................................................................
 Net investment income                                              1,957                --               (3,858)
 ...................................................................................................................
 Capital gains income                                                  --                70              218,450
 ...................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...................................................................................................................
 Net realized gain (loss) on security transactions                    620                --                1,219
 ...................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               49,629               (80)            (110,407)
 ...................................................................................................................
 Net gain (loss) on investments                                    50,249               (80)            (109,188)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $52,206              $(10)           $ 105,404
--------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP
June 30, 2000                                                 Fund
                                                              Equity-Income
                                                              Investment
                                                              Division
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $  32,760
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                            (6,510)
 ...........................................................
 Net investment income                                              26,250
 ...........................................................
 Capital gains income                                              123,422
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...........................................................
 Net realized gain (loss) on security transactions                  (3,852)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (206,694)
 ...........................................................
 Net gain (loss) on investments                                   (210,546)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $ (60,874)
--------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF OPERATIONS (CONTINUED)
--------------------------------------------------------------------------------

For the Period Ended                                   Janus Aspen        Janus Aspen        Janus Aspen        Janus Aspen
June 30, 2000                                          Aggressive         Balanced           Flexible Income    International
                                                       Growth             Investment         Investment         Growth
                                                       Investment         Division*          Division*          Investment
                                                       Division*                                                Division*
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                 $  7,416           $   401              $ 47              $   0
 ...............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                        (31)               (8)               --                 (7)
 ...............................................................................................................................
 Net investment income (loss)                                 7,385               393                47                 (7)
 ...............................................................................................................................
 Capital gains income                                         3,454             1,824                --                 --
 ...............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 ...............................................................................................................................
 Net realized gain (loss) on security transactions               --                --                --                 --
 ...............................................................................................................................
 Net unrealized (depreciation) of investments during
   the period                                               (14,556)           (2,617)              (37)              (654)
 ...............................................................................................................................
 Net (loss) on investments                                  (14,556)           (2,617)              (37)              (654)
--------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                               $ (3,717)          $  (400)             $ 10              $(661)
--------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                   Janus Aspen
June 30, 2000                                          Worldwide Growth
                                                       Investment
                                                       Division*

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                 $   196
 ....................................................
EXPENSES:
 Mortality and expense risk undertakings                       (18)
 ....................................................
 Net investment income (loss)                                  178
 ....................................................
 Capital gains income                                          891
 ....................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 ....................................................
 Net realized gain (loss) on security transactions              --
 ....................................................
 Net unrealized (depreciation) of investments during
   the period                                               (2,987)
 ....................................................
 Net (loss) on investments                                  (2,987)
--------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                               $(1,918)
--------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000 to June 30,2000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF OPERATIONS (CONTINUED)
--------------------------------------------------------------------------------

For the Period Ended                                          MFS                MFS                MFS
June 30, 2000                                                 Capital            Emerging           High
                                                              Opportunities      Growth             Income
                                                              Investment         Investment         Investment
                                                              Division*          Division*          Division*
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                         $   0               $  0            $        0
 ...................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                              (3)                (4)                   --
 ...................................................................................................................
 Net investment (loss)                                                (3)                (4)                   --
 ...................................................................................................................
 Capital gains income                                                 --                 --                    --
 ...................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...................................................................................................................
 Net realized gain (loss) on security transactions                    --                 --                    --
 ...................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                                (251)               186                    --
 ...................................................................................................................
 Net (loss) gain on investments                                     (251)               186                    --
--------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $(254)              $182            $        0
--------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000 to June 30, 2000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

For the Period Ended                                          Hartford           Hartford           Hartford Capital
June 30, 2000                                                 Bond               Stock              Appreciation
                                                              Investment         Investment         Investment
                                                              Division           Division           Division
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $    1,957            $  0            $   (3,858)
 ...................................................................................................................
 Capital gains income                                                    --              70               218,450
 ...................................................................................................................
 Net realized gain (loss) on security transactions                      620              --                 1,219
 ...................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 49,629             (80)             (110,407)
 ...................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        52,206             (10)              105,404
 ...................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                           91,925             118               283,754
 ...................................................................................................................
 Net transfers                                                         (691)            551                (9,776)
 ...................................................................................................................
 Surrenders, including death benefits                                (7,414)             --                (3,186)
 ...................................................................................................................
 Cost of insurance and other fees                                    (6,546)             --                (5,227)
 ...................................................................................................................
 Other activity                                                      (3,196)              3                 4,282
 ...................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                      74,078             672               269,847
 ...................................................................................................................
 Net increase (decrease) in net assets                              126,284             662               246,872
 ...................................................................................................................
NET ASSETS:
 ...................................................................................................................
 Beginning of period                                              1,104,464              --             1,056,937
--------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $1,230,748            $662            $1,724,755
--------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP
June 30, 2000                                                 Fund
                                                              Equity-Income
                                                              Investment
                                                              Division
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   26,250
 ...........................................................
 Capital gains income                                               123,422
 ...........................................................
 Net realized gain (loss) on security transactions                   (3,852)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               (206,694)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (60,874)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                          396,706
 ...........................................................
 Net transfers                                                     (272,303)
 ...........................................................
 Surrenders, including death benefits                               (31,876)
 ...........................................................
 Cost of insurance and other fees                                   (39,635)
 ...........................................................
 Other activity                                                       5,936
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                      58,828
 ...........................................................
 Net increase (decrease) in net assets                               (2,046)
 ...........................................................
NET ASSETS:
 ...........................................................
 Beginning of period                                              2,059,473
----------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $2,057,427
--------------------------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


(Unaudited)




Statements of Changes in Net Assets

--------------------------------------------------------------------------------

For the Period Ended                                          Hartford           Hartford Capital   Fidelity VIP
December 31, 1999                                             Bond               Appreciation       Fund
                                                              Investment         Investment         Equity-Income
                                                              Division           Division           Investment
                                                                                                    Division
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   53,913         $   (1,230)        $    8,992
 ...................................................................................................................
 Capital gains income                                                 5,853             19,061             43,177
 ...................................................................................................................
 Net realized (loss) gain on security transactions                   (7,751)             2,164              2,644
 ...................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                                (74,990)           157,434             14,549
 ...................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                       (22,975)           177,429             69,362
 ...................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                          283,754            462,253            685,496
 ...................................................................................................................
 Net transfers                                                       (9,776)               403            (29,136)
 ...................................................................................................................
 Surrenders, including death benefits                                (3,186)           (19,980)           (19,312)
 ...................................................................................................................
 Cost of insurance and other fees                                    (5,227)           (11,882)           (46,257)
 ...................................................................................................................
 Other activity                                                       4,282             62,154              3,532
 ...................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                     269,847            492,948            594,323
 ...................................................................................................................
 Net increase (decrease) in net assets                              246,872            670,377            663,685
 ...................................................................................................................
NET ASSETS:
 Beginning of period                                                857,592            386,560          1,395,788
--------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $1,104,464         $1,056,937         $2,059,473
--------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

For the Period Ended                                   Janus Aspen        Janus Aspen        Janus Aspen        Janus Aspen
June 30, 2000                                          Aggressive         Balanced           Flexible Income    International
                                                       Growth             Investment         Investment         Growth
                                                       Investment         Division*          Division*          Investment
                                                       Division*                                                Division*
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                              $  7,385           $   393             $   47            $    (7)
 ...............................................................................................................................
 Capital gains income                                         3,454             1,824                 --                 --
 ...............................................................................................................................
 Net realized gain on security transactions                      --                --                 --                 --
 ...............................................................................................................................
 Net unrealized (depreciation) of investments during
   the period                                               (14,556)           (2,617)               (37)              (654)
 ...............................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                (3,717)             (400)                10               (661)
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                      972               167                 --                154
 ...............................................................................................................................
 Net transfers                                              215,079            51,573              1,868             32,667
 ...............................................................................................................................
 Surrenders, including death benefits                            --                --                 --                 --
 ...............................................................................................................................
 Cost of insurance and other fees                                (9)               --                 --                 (2)
 ...............................................................................................................................
 Other activity                                               1,068               128                 --                490
 ...............................................................................................................................
 Net increase in net assets resulting from unit
   transactions                                             217,110            51,868              1,868             33,309
 ...............................................................................................................................
 Net increase in net assets                                 213,393            51,468              1,878             32,648
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                                             --                --                 --                 --
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                             $213,393           $51,468             $1,878            $32,648
--------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                   Janus Aspen
June 30, 2000                                          Worldwide Growth
                                                       Investment
                                                       Division*

--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                              $    178
 ....................................................
 Capital gains income                                           891
 ....................................................
 Net realized gain on security transactions                      --
 ....................................................
 Net unrealized (depreciation) of investments during
   the period                                                (2,987)
 ....................................................
 Net (decrease) increase in net assets resulting from
   operations                                                (1,918)
 ....................................................
UNIT TRANSACTIONS:
 Purchases                                                      322
 ....................................................
 Net transfers                                              108,139
 ....................................................
 Surrenders, including death benefits                            --
 ....................................................
 Cost of insurance and other fees                                (3)
 ....................................................
 Other activity                                                 344
 ....................................................
 Net increase in net assets resulting from unit
   transactions                                             108,802
 ....................................................
 Net increase in net assets                                 106,884
 ....................................................
NET ASSETS:
 Beginning of period                                             --
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                             $106,884
--------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000 to June 30,2000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



(Unaudited)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

For the Period Ended                                          MFS                MFS                MFS
June 30, 2000                                                 Capital            Emerging           High
                                                              Opportunities      Growth             Income
                                                              Investment         Investment         Investment
                                                              Division*          Division*          Division*
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment (loss) income                                     $    (3)           $    (4)            $    0
 ...................................................................................................................
 Capital gains income                                                  --                 --                 --
 ...................................................................................................................
 Net realized gain (loss) on security transactions                     --                 --                 --
 ...................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                                 (251)               186                 --
 ...................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                        (254)               182                 --
 ...................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            150                 79                 --
 ...................................................................................................................
 Net transfers                                                     19,414             44,422              1,899
 ...................................................................................................................
 Surrenders, including death benefits                                  --                 --                 --
 ...................................................................................................................
 Cost of insurance and other fees                                      --                 --                 --
 ...................................................................................................................
 Other activity                                                        12                (55)                (3)
 ...................................................................................................................
 Net increase in net assets resulting from unit transactions       19,576             44,446              1,896
 ...................................................................................................................
 Net increase in net assets                                        19,322             44,628              1,896
 ...................................................................................................................
NET ASSETS:
 Beginning of period                                                   --                 --                 --
--------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $19,322            $44,628             $1,896
--------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000 to June 30, 2000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------

                                                                                        1998
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

                                                1999                        1998
                                     --------------------------  --------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME
              ---------------------------------------------------

                                                        SECOND
                                                        QUARTER       SIX MONTHS
                                                         ENDED           ENDED
                                                       JUNE 30,        JUNE 30,
 ----------------------------------------------------------------------------------
 (IN MILLIONS) (UNAUDITED)                            2000   1999    2000     1999
 ----------------------------------------------------------------------------------
 REVENUES
   Premiums and other considerations                  $543   $517   $1,065   $1,004
   Net investment income                               320    334      641      686
   Net realized capital gains (losses)                 (32)     2      (37)       1
 ----------------------------------------------------------------------------------
                                     TOTAL REVENUES    831    853    1,669    1,691
 ----------------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      385    423      714      816
   Amortization of deferred policy acquisition
    costs                                              146    136      299      255
   Dividends to policyholders                            5     10       46       27
   Other expenses                                      146    153      268      327
 ----------------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    682    722    1,327    1,425
 ----------------------------------------------------------------------------------
                   INCOME BEFORE INCOME TAX EXPENSE    149    131      342      266
   Income tax expense                                   19     46       84       93
 ----------------------------------------------------------------------------------
                                         NET INCOME   $130   $ 85   $  258   $  173
 ----------------------------------------------------------------------------------

                See Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
              ---------------------------------------------------

                                                      JUNE 30,    DECEMBER 31,
 (IN MILLIONS, EXCEPT FOR SHARE DATA)                   2000          1999
 ------------------------------------------------------------------------------
                                                      (Unaudited)
 ASSETS
   Investments
     Fixed maturities, available for sale, at fair
      value (amortized cost of $13,412 and $13,923)     $ 13,014       $ 13,499
     Equity securities, at fair value                         40             56
     Policy loans, at outstanding balance                  3,545          4,187
     Other investments                                       671            342
 --------------------------------------------------------------------------------
         Total investments                                17,270         18,084
     Cash                                                     71             55
     Premiums receivable and agents' balances                 21             29
     Reinsurance recoverables                              1,255          1,274
     Deferred policy acquisition costs                     4,170          4,013
     Deferred income tax                                     430            459
     Other assets                                            449            654
     Separate account assets                             114,332        110,397
 --------------------------------------------------------------------------------
                                       TOTAL ASSETS     $137,998       $134,965
 --------------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                               $  4,543       $  4,332
   Other policyholder funds                               14,672         16,004
   Other liabilities                                       1,663          1,613
   Separate account liabilities                          114,332        110,397
 --------------------------------------------------------------------------------
                                  TOTAL LIABILITIES      135,210        132,346
 --------------------------------------------------------------------------------
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                          6              6
   Capital surplus                                         1,045          1,045
   Accumulated other comprehensive loss
       Net unrealized capital losses on securities,
        net of tax                                          (244)          (255)
 --------------------------------------------------------------------------------
     Total accumulated other comprehensive loss             (244)          (255)
 --------------------------------------------------------------------------------
   Retained earnings                                       1,981          1,823
 --------------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY        2,788          2,619
 --------------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $137,998       $134,965
 --------------------------------------------------------------------------------

                See Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
         -------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2000

                                                                       ACCUMULATED OTHER
                                                                         COMPREHENSIVE
                                                                         INCOME (LOSS)
 ----------------------------------------------------------------------------------------------------------------
                                                                          NET UNREALIZED
                                                                           CAPITAL GAINS
                                                                            (LOSSES) ON                     TOTAL
                                                      COMMON   CAPITAL    SECURITIES, NET    RETAINED   STOCKHOLDER'S
 (IN MILLIONS) (UNAUDITED)                            STOCK    SURPLUS        OF TAX         EARNINGS      EQUITY
 --------------------------------------------------------------------------------------------------------------------
 Balance, December 31, 1999                             $6     $1,045          $(255)         $1,823       $2,619
 Comprehensive income (loss)
   Net income                                                                                    258          258
 --------------------------------------------------------------------------------------------------------------------
   Other comprehensive income (loss), net of tax
     Net unrealized capital gains (losses) on
      securities (1)                                                              11                           11
 --------------------------------------------------------------------------------------------------------------------
 Total other comprehensive income (loss)                                                                       11
 --------------------------------------------------------------------------------------------------------------------
 Total comprehensive income (loss)                                                                            269
 --------------------------------------------------------------------------------------------------------------------
 Dividends paid to parent                                                                       (100)        (100)
 --------------------------------------------------------------------------------------------------------------------
                             BALANCE, JUNE 30, 2000     $6     $1,045          $(244)         $1,981       $2,788
 --------------------------------------------------------------------------------------------------------------------

 SIX MONTHS ENDED JUNE 30, 1999
                                                                         ACCUMULATED OTHER
                                                                           COMPREHENSIVE
                                                                           INCOME (LOSS)
 --------------------------------------------------------------------------------------------------------------------
                                                                          NET UNREALIZED
                                                                           CAPITAL GAINS
                                                                            (LOSSES) ON                     TOTAL
                                                      COMMON   CAPITAL    SECURITIES, NET    RETAINED   STOCKHOLDER'S
 (IN MILLIONS) (UNAUDITED)                            STOCK    SURPLUS        OF TAX         EARNINGS      EQUITY
 --------------------------------------------------------------------------------------------------------------------
 Balance, December 31, 1998                             $6     $1,045          $ 184          $1,462       $2,697
 Comprehensive income (loss)
   Net income                                                                                    173          173
 --------------------------------------------------------------------------------------------------------------------
   Other comprehensive income (loss), net of tax
     Net unrealized capital gains (losses) on
      securities (1)                                                            (278)                        (278)
 --------------------------------------------------------------------------------------------------------------------
 Total other comprehensive income (loss)                                                                     (278)
 --------------------------------------------------------------------------------------------------------------------
 Total comprehensive income (loss)                                                                           (105)
 --------------------------------------------------------------------------------------------------------------------
                             BALANCE, JUNE 30, 1999     $6     $1,045          $ (94)         $1,635       $2,592

------------------------

(1) Net unrealized capital gains (losses) on securities are reflected net of tax provision (benefit) of $6 and $(150) for the six months ended June 30, 2000 and 1999, respectively. There were reclassification adjustments for after-tax gains (losses) realized in net income of $(24) and $1 for the six months ended June 30, 2000 and 1999, respectively.

                See Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              ---------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED
                                                          JUNE 30,
 ----------------------------------------------------------------------
 (In millions) (Unaudited)                             2000      1999
 ----------------------------------------------------------------------
 OPERATING ACTIVITIES
   Net income                                         $   258   $   173
 ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
  PROVIDED BY OPERATING ACTIVITIES
   Depreciation and amortization                          (12)       (4)
   Net realized capital losses (gains)                     24        (1)
   Decrease (increase) in premiums receivable and
    agents' balances                                        9       (10)
   Decrease in other liabilities                         (130)      (58)
   Change in receivables, payables and accruals            73        72
   Increase (decrease) in accrued tax                     159      (200)
   Decrease in deferred income tax                         23       119
   Increase in deferred policy acquisition costs         (157)     (173)
   Increase in future policy benefits                     211       126
   Decrease (increase) in reinsurance recoverables         31      (118)
   Other, net                                              76        34
 ----------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) OPERATING
                                         ACTIVITIES       565       (40)
 ----------------------------------------------------------------------
 INVESTING ACTIVITIES
   Purchases of investments                            (2,775)   (4,010)
   Sales of investments                                 2,906     5,545
   Maturities and principal paydowns of fixed
    maturity investments                                  764       979
 ----------------------------------------------------------------------
          NET CASH PROVIDED BY INVESTING ACTIVITIES       895     2,514
 ----------------------------------------------------------------------
 FINANCING ACTIVITIES
   Dividends paid to parent                              (100)       --
   Net disbursements for investment and universal
    life-type contracts charged against
    policyholder accounts                              (1,344)   (2,417)
 ----------------------------------------------------------------------
             NET CASH USED FOR FINANCING ACTIVITIES    (1,444)   (2,417)
 ----------------------------------------------------------------------
   Net increase in cash                                    16        57
   Cash -- beginning of period                             55        17
 ----------------------------------------------------------------------
                              CASH -- END OF PERIOD   $    71   $    74
 ----------------------------------------------------------------------
 SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
 NET CASH (RECEIVED) PAID DURING THE PERIOD FOR
   Income taxes                                       $   (74)  $   111

                See Notes to Consolidated Financial Statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

(A) BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company"), a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (its parent), a wholly-owned subsidiary of Hartford Life, Inc., have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared on the basis of accounting principles generally accepted in the United States have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999
Form 10-K Annual Report.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(B) NEW ACCOUNTING STANDARDS

In June 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amends SFAS Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities". Specifically, it amends SFAS No. 133 so that in interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from or in combination with the benchmark interest rate. For companies that have not adopted SFAS No. 133 before June 15, 2000, SFAS No. 138 must be adopted concurrently with the company's adoption of SFAS No. 133. Initial application of both SFAS No. 133 and SFAS No. 138 for Hartford Life Insurance Company will begin January 1, 2001.

Hartford Life Insurance Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133, as amended by SFAS No.
138. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

2. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) TAX MATTERS

Hartford Life, Inc.'s federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life, Inc.'s 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open years. During the second quarter, Hartford Life, Inc. reached a settlement with the Internal Revenue Service with respect to certain tax matters for the 1993-1995 years. This settlement resulted in a $24 tax benefit being recorded in Hartford Life Insurance Company's second quarter results of operations.

3. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios.

The following tables present summarized financial information concerning the Company's segments.

                                      Investment    Individual
JUNE 30, 2000                          Products        Life          COLI         Other         Total
                                     --------------------------------------------------------------------
SECOND QUARTER ENDED
  Total revenues                        $  511         $132          $169          $ 19         $  831
  Net income                                93           16             8            13            130
                                     --------------------------------------------------------------------
SIX MONTHS ENDED
  Total revenues                        $1,026         $264          $334          $ 45         $1,669
  Net income                               176           34            16            32            258
                                     --------------------------------------------------------------------
                                     Investment    Individual
JUNE 30, 1999                         Products         Life          COLI         Other          Total
                                     --------------------------------------------------------------------
SECOND QUARTER ENDED
  Total revenues                        $  474         $140          $215          $ 24         $  853
  Net income (loss)                         81           17             7           (20)            85
                                     --------------------------------------------------------------------
SIX MONTHS ENDED
  Total revenues                        $  935         $273          $439          $ 44         $1,691
  Net income (loss)                        159           32            13           (31)           173
                                     --------------------------------------------------------------------

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

(Dollar amounts in millions, unless otherwise stated)

Management's Discussion and Analysis of Financial Condition and Results of Operations (MD&A) addresses the financial condition of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company") as of June 30, 2000, compared with December 31, 1999, and its results of operations for the second quarter and six months ended June 30, 2000 compared with the equivalent periods in 1999. This discussion should be read in conjunction with the MD&A included in the Company's 1999 Form 10-K Annual Report.

Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on the Company. There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on Hartford Life Insurance Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including the possibility of general economic, business and legislative conditions that are less favorable than anticipated, changes in interest rates or the stock markets, stronger than anticipated competitive activity and those described in the forward-looking statements.

INDEX

Consolidated Results of Operations       9           Corporate Owned Life Insurance (COLI)      11
Investment Products                     10           Regulatory Matters and Contingencies       11
Individual Life                         10           Accounting Standards                       11

CONSOLIDATED RESULTS OF OPERATIONS

                                              SECOND
                                             QUARTER
                                              ENDED                SIX MONTHS ENDED
         OPERATING SUMMARY                   JUNE 30,                  JUNE 30,
                                     --------------------------------------------------
                                        2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $831         $853        $1,669       $1,691
Expenses                                 701          768         1,411        1,518
                                     --------------------------------------------------
                         NET INCOME     $130         $ 85        $  258       $  173
                                     --------------------------------------------------

Hartford Life Insurance Company has the following reportable segments:
Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). The Company reports in "Other" corporate items not directly allocable to any of its segments, as well as certain group benefits business, including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, Hartford Life and Accident Insurance Company
(HLA).

Revenues decreased slightly for the respective second quarter and six month periods. Excluding net realized capital gains (losses) and the COLI segment, where revenues decreased primarily due to the declining block of leveraged COLI business, revenues increased $58, or 9%, and $121, or 10%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent 1999 periods. The increase in revenues was primarily attributable to growth in the Investment Products segment which was, for the most part, due to higher fee income related to the individual annuity operation which is directly attributable to increased assets under management.

Expenses decreased $67, or 9%, and $107, or 7%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent 1999 periods. Excluding tax benefits (described below) and the COLI segment where expenses decreased primarily due to the declining block of leveraged COLI business, expenses increased slightly for both periods. The increase in expenses was lower than the growth in revenues as the Company continues to create operating leverage by expanding its distribution platform to accelerate sales volume while utilizing technology and prudent expense management to increase productivity.
Net income increased $45, or 53%, and $85, or 49%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent 1999 periods driven by increases in net income across each of the Company's reportable segments for the six months. The Company also reported a benefit related to federal income taxes of $24 for the second quarter of 2000 (see
Note 2(b) of Notes to Consolidated Financial Statements). This, along with an $8 benefit related to state income taxes in the first quarter of 2000, resulted in a $32 increase to net income for the six months ended June 30, 2000. Partially offsetting this increase, the Company realized $21 and $24 of net realized capital losses during the respective periods, primarily as a result of portfolio re-balancing. Excluding the tax items and the net realized capital gains (losses), net income was up $44, or 53%, and $78, or 45%, for the respective second quarter and six month periods.

SEGMENT RESULTS

Below is a summary of net income (loss) by segment.

                                              SECOND
                                             QUARTER                  SIX MONTHS
                                              ENDED                     ENDED
                                             JUNE 30,                  JUNE 30,
                                     --------------------------------------------------
                                        2000         1999         2000         1999
                                     --------------------------------------------------
Investment Products                     $ 93          $81         $176         $159
Individual Life                           16           17           34           32
Corporate Owned Life Insurance
 (COLI)                                    8            7           16           13
Other                                     13          (20)          32          (31)
                                     --------------------------------------------------
                         NET INCOME     $130          $85         $258         $173
                                     --------------------------------------------------

The sections that follow analyze each segment's results.

INVESTMENT PRODUCTS

                                              SECOND
                                             QUARTER                  SIX MONTHS
                                              ENDED                     ENDED
                                             JUNE 30,                  JUNE 30,
                                     --------------------------------------------------
                                        2000         1999          2000        1999
                                     --------------------------------------------------
Revenues                                $511         $474        $1,026        $935
Expenses                                 418          393           850         776
                                     --------------------------------------------------
                         NET INCOME     $ 93         $ 81        $  176        $159
                                     --------------------------------------------------

Revenues in the Investment Products segment increased $37, or 8%, and $91, or 10%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to higher fee income in the individual annuity operation. Fee income generated by individual annuities increased $37, or 13%, and $91, or 17%, for the respective second quarter and six month periods, as related account values grew $11.8 billion, or 15%, from June 30, 1999. The growth in individual annuity account values was mostly due to strong sales (including $5.8 billion for the first six months of 2000) and equity market appreciation.

Due to the continued growth in this segment, particularly the individual annuity operation, expenses increased $25, or 6%, or $74, or 10%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent 1999 periods. These increases were primarily driven by amortization of deferred policy acquisition costs, which grew $15, or 15%, and $37, or 18%, for the respective second quarter and six month periods and other expenses which increased $23, or 28%, and $34, or 20%, over the respective prior year levels. The segment's operating expenses as a percentage of average assets under management were relatively consistent for the second quarter and six month periods versus the equivalent prior year periods.

Net income increased $12, or 15%, and $17, or 11%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to the growth in revenues associated with the increase in assets under management across the entire segment. Additionally, the Investment Products segment continued to maintain its profit margins related to its primary businesses thus contributing to the segment's earnings growth.

INDIVIDUAL LIFE

                                              SECOND
                                             QUARTER                  SIX MONTHS
                                              ENDED                     ENDED
                                             JUNE 30,                  JUNE 30,
                                     --------------------------------------------------
                                        2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $132         $140         $264         $273
Expenses                                 116          123          230          241
                                     --------------------------------------------------
                         NET INCOME     $ 16         $ 17         $ 34         $ 32
                                     --------------------------------------------------

The slight decrease in revenues and expenses in the Individual Life segment is primarily due to HLA's December 1, 1999 recapture of an in force block of individual life insurance previously ceded to the Company. (For a discussion of the recapture, see Note 9 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

Excluding the recapture described above, revenues in the Individual Life segment increased $15, or 13%, and $37, or 16%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent 1999 periods. This increase in revenues is attributable to higher fee income associated with the growing block of variable life insurance. Fee income increased $17, or 21%, and $40, or 27%, for the respective second quarter and six month periods, as variable life account values increased $827, or 41%, and variable life insurance in force increased $9.1 billion, or 47%, from June 30, 1999.

Excluding the recapture described above, expenses increased $14, or 14%, and $33, or 17%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent 1999 periods. The increase in expenses for the second quarter was principally due to a $7, or 15%, increase in benefits, claims and claim adjustment expenses related to the growing block of business. The increase in expenses for the six month period was primarily due to a $15, or 33%, increase in amortization of deferred policy acquisition costs which was also associated with the growth in this segment's variable life business. Excluding the recapture described above, net income increased $1, or 7%, and $4, or 12%, for the respective periods, primarily due to the higher fee income previously discussed, and favorable mortality experience as death benefits through six months remained level with 1999, while life insurance in force increased 12%.

CORPORATE OWNED LIFE INSURANCE (COLI)

                                              SECOND
                                             QUARTER                  SIX MONTHS
                                              ENDED                     ENDED
                                             JUNE 30,                  JUNE 30,
                                     --------------------------------------------------
                                        2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $169         $215         $334         $439
Expenses                                 161          208          318          426
                                     --------------------------------------------------
                         NET INCOME     $  8         $  7         $ 16         $ 13
                                     --------------------------------------------------

COLI revenues decreased $46, or 21%, and $105, or 24%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent prior year periods. Net investment income decreased $21, or 20%, and $55, or 24%, for the respective second quarter and six month periods primarily due to the leveraged COLI block of business, as related account values decreased $1.2 billion, or 20%, as result of the downsizing caused by the Health Insurance Portability and Accountability Act of 1996. Revenues also decreased due to lower sales in 2000 as compared to 1999.

Expenses decreased $47, or 23%, and $108, or 25%, for the second quarter and six months ended June 30, 2000, respectively, as compared to the equivalent prior year periods due to the factors described above. Net income increased $1, or 14%, and $3, or 23%, for the respective second quarter and six month periods. These increases were primarily attributable to the variable COLI business where account values increased $1.1 billion, or 9%, as well as increased earnings associated with a block of leveraged COLI business recaptured (MBL Recapture) in 1998. (For a discussion of the MBL Recapture, see the Capital Resources and Liquidity section in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

REGULATORY MATTERS AND CONTINGENCIES

NAIC PROPOSALS

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company and its subsidiaries' domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its subsidiaries.

DEPENDENCE ON CERTAIN THIRD PARTY RELATIONSHIPS

Hartford Life Insurance Company distributes its annuity and life insurance products through a variety of distribution channels, including broker-dealers, banks, wholesalers, its own internal sales force and other third party marketing organizations. The Company periodically negotiates provisions and renewals of these relationships and there can be no assurance that such terms will remain acceptable to the Company or such service providers. An interruption in the Company's continuing relationship with certain of these third parties could materially affect the Company's ability to market its products.

ACCOUNTING STANDARDS

For a discussion of accounting standards, see Note 1 of Notes to Consolidated Financial Statements.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)(1) Principal Underwriting Agreement.(1)

     (c)(2) Form of Selling Agreements.(2)

     (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(2)

     (g)  Contracts of Reinsurance.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of James M. Hedreen, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

-------------

(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 30, 1995.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 21, 1996.

(3) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on February 18, 1998.

(4) Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-63731, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on February 11, 2000.

Item 28. Officers and Directors.

--------------------------------------------- ----------------------------------------------------------------------
NAME                                          POSITION WITH HARTFORD
--------------------------------------------- ----------------------------------------------------------------------
David A. Carlson                              Vice President
--------------------------------------------- ----------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Bruce W. Ferris                               Vice President
--------------------------------------------- ----------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
--------------------------------------------- ----------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
--------------------------------------------- ----------------------------------------------------------------------
David T. Foy                                  Senior Vice President, Chief Financial Officer and Treasurer,
                                              Director*
--------------------------------------------- ----------------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and Corporate Secretary,
                                              Director*
--------------------------------------------- ----------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Stephen T. Joyce                              Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Michael D. Keeler                             Vice President
--------------------------------------------- ----------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Thomas M. Marra                               President, Director*
--------------------------------------------- ----------------------------------------------------------------------
Steven L. Matthiesen                          Vice President
--------------------------------------------- ----------------------------------------------------------------------
Deanne Osgood                                 Vice President
--------------------------------------------- ----------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------- ----------------------------------------------------------------------
Lowndes A. Smith                              Chief Executive Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit (s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account VL I
          Hartford Life Insurance Company - Separate Account VL II
          Hartford Life Insurance Company - ICMG Secular Trust Separate Account Hartford Life Insurance Company - ICMG Registered Variable Life
           Separate Account A
          Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (b)  Directors and Officers of HESCO

          NAME AND PRINCIPAL           POSITIONS AND OFFICES
           BUSINESS ADDRESS              WITH UNDERWRITER

          David A. Carlson            Vice President
          Peter W. Cummins            Senior Vice President
          David T. Foy                Treasurer
          Lynda Godkin                Senior Vice President, General Counsel and
                                         Corporate Secretary
          George R. Jay                Controller
          Robert A. Kerzner            Executive Vice President, Director
          Thomas M. Marra              Executive Vice President, Director
          Donald R. Salama             Vice President
          Lowndes A. Smith             President and Chief Executive Officer,
                                         Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 28th day of August, 2000.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE
SEPARATE ACCOUNT ONE
(Registrant)

*By:  DAVID T. FOY                                                 *By:  /s/ Marianne O'Doherty
     -----------------------------------------------------            ---------------------------
      David T. Foy, Senior Vice President, Chief Financial            Marianne O'Doherty
      Officer and Treasurer                                           Attorney-In-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: DAVID T. FOY
------------------------------------------------------------------
     David T. Foy, Senior Vice President, Chief Financial Officer
     and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
   Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General      *By: /s/ Marianne O'Doherty
   Counsel and Corporate Secretary, Director*          -------------------------
Thomas M. Marra, President, Director*                  Marianne O'Doherty
Lowndes A. Smith, Chief Executive                      Attorney-In-Fact
   Officer, Director*
David M. Znamierowski, Senior Vice President      Dated:  August 28, 2000
   and Chief Investment Officer, Director*


                                  EXHIBIT INDEX


1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary

1.2  Opinion and Consent of James M. Hedreen, FSA, MAAA

1.3  Consent of Arthur Andersen LLP, Independent Public Accountants

1.4  Power of Attorney

1.5  Organizational Chart